Average Annual Total Returns{- Fidelity Mid Cap Value Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Mid Cap Value Index Fund	Fidelity Mid Cap Value Index Fund-Default Return Before Taxes Past 1 year	Fidelity Mid Cap Value Index Fund-Default Return Before Taxes Since Inception		Fidelity Mid Cap Value Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Mid Cap Value Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Mid Cap Value Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Value Index Fund-Default After Taxes on Distributions and Sales Since Inception		RS013 Past 1 year	RS013 Since Inception
Total	4.74%	7.87%	[1]	4.38%	7.49%	[1]	2.97%	5.96%	[1]	4.96%	8.10%	[1]

[1]	(a)From July 11, 2019